CONSOLIDATED STATEMENT OF SHAREHOLDERS' EQUITY (USD $) In Thousands, except Share data		Total USD ($)	Convertible Preference Shares	Ordinary Shares	Additional Paid-in Capital USD ($)	Accumulated Other Comprehensive Income (Loss) USD ($)	Retained Earnings (Accumulated Deficit) USD ($)
Beginning Balance at Mar. 28, 2009		$ 11,475			$ 41,300	$ 80	$ (29,905)
Beginning Balance (in shares) at Mar. 28, 2009			10,163,920	140,554,377
Net income		39,248					39,248
Foreign currency translation adjustment		150				150
Total comprehensive income		39,398
Distribution to shareholders		(1,862)			(1,300)		(562)
Ending Balance at Apr. 03, 2010		49,011			40,000	230	8,781
Ending Balance (in shares) at Apr. 03, 2010			10,163,920	140,554,377
Net income		72,506					72,506
Foreign currency translation adjustment		3,803				3,803
Total comprehensive income		76,309
Ending Balance at Apr. 02, 2011		125,320			40,000	4,033	81,287
Beginning Balance (in shares) at Apr. 02, 2011			10,163,920	140,554,377
Net income		147,364					147,364
Foreign currency translation adjustment		(4,768)				(4,768)
Total comprehensive income		142,596
Issuance of shares in exchange for note (in shares)	[1]		475,796	6,579,656
Issuance of shares in exchange for note	[1]	101,650			101,650
Elimination of contingent redemption on ordinary shares		6,706			6,706
Issuance of convertible preference shares (in shares)			217,137
Issuance of convertible preference shares		9,550			9,550
Issuance of restricted shares				820,074
Exercise of employee share options (in shares)		3,521,258		3,521,258
Exercise of employee share options		9,672			9,672
Equity compensation expense		27,020			27,020
Tax benefits on exercise of share options		32,281			32,281
Contributed capital- services provided by former parent		1,442			1,442
Conversion of convertible preference shares			(10,856,853)	41,256,025
Ending Balance at Mar. 31, 2012		456,237			228,321	(735)	228,651
Ending Balance (in shares) at Mar. 31, 2012				192,731,390
Net income		68,645					68,645
Foreign currency translation adjustment		(3,278)				(3,278)
Total comprehensive income		65,367
Issuance of restricted shares				3,257
Exercise of employee share options (in shares)		491,444		491,444
Exercise of employee share options		2,561			2,561
Equity compensation expense		4,982			4,982
Tax benefits on exercise of share options		6,426			6,426
Contributed capital- services provided by former parent		77			77
Ending Balance at Jun. 30, 2012		$ 535,650			$ 242,367	$ (4,013)	$ 297,296
Ending Balance (in shares) at Jun. 30, 2012				193,226,091

[1]	Represents the extinguishment of the note payable to the company's parent